Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
	Sep. 30, 2024	Mar. 31, 2024
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 7,676	¥ 7,879
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	5,797	6,095
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,879	¥ 1,784